CREDIT CARD AND LOAN RECEIVABLES - Securitized Credit Card Receivables (Details) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2018 USD ($) item	Oct. 31, 2018 USD ($) item	Jun. 30, 2018 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Portfolio Held For Sale
Carrying value of the credit card portfolios held for sale	$ 1,951.6			$ 1,951.6	$ 899.4
Number of credit card portfolios transferred to held for sale | item				11	7
Number of loan portfolios transferred to held for sale | item					1
Carrying value of the loan and credit card portfolios transferred to held for sale				$ 2,300.0	$ 1,400.0
Valuation adjustment on credit card and loan portfolios held for sale				$ 101.6
Number of credit card portfolios sold | item	3	2	1	6	2
Sale of credit card portfolio	$ 851.7	$ 246.4	$ 55.4	$ 1,153.5	$ 797.7
Gain (loss) on sales of credit card portfolio	24.5	$ 4.6		29.2	23.3
Portfolio Acquisitions
Purchase price of credit card receivables portfolio					906.3
Securitized Credit Card Receivables
Cash collateral, restricted deposits which are required to be used to cover losses on securitized credit card receivable	0.0			0.0	0.0	$ 0.0
Total credit card receivables - restricted for securitization investors	13,418.3			13,418.3	14,293.9
Principal amount of credit card receivables - restricted for securitization investors, 90 days or more past due	$ 301.6			301.6	295.0
Net charge-offs of securitized principal				$ 927.0	$ 741.1	$ 583.8
Minimum
Securitized Credit Card Receivables
Minimum interests requirement (as a percent)				4.00%
Maximum
Securitized Credit Card Receivables
Minimum interests requirement (as a percent)				10.00%